Reserves - Summary of Statutory Reserves (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of reserves within equity [line items]
Beginning balance	¥ 309,237
Ending balance	335,735	$ 48,294	¥ 309,237
Statutory general reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	283,531	40,785	281,459
Transfer from retained earnings	26,498	3,811	2,072
Ending balance	310,029	44,596	283,531
General surplus reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	25,706
Ending balance	25,706	3,698	25,706
Capital reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	30,704	4,416	30,704
Issuance of put option to non-controlling interest of subsidiary	(34,900)	(5,020)	0
Ending balance	¥ (4,196)	$ (604)	¥ 30,704